Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Loss Per Share [Abstract]
Schedule of Diluted Loss Per Share
	Six months ended June 30,
	2023	2022

Loss attributable to Company’s owners (U.S. dollars in thousands)	8,389	7,885
The weighted average of the number of ordinary shares in issue (in thousands)	33,468	30,515
Basic and diluted loss per share	(0.25)	(0.26)